Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of related party transactions
	Years ended December 31
	2021	2020
Universal Mineral Services Ltd.
Exploration and evaluation costs:
Quebec	$151	$157
Nunavut	44	200
British Columbia	20	106
Peru	-	152
Fees, salaries and other employee benefits	116	284
Legal and professional fees	34	12
Marketing and investor relations	15	141
Office and administration	219	460
Project investigation costs	-	170
Total transactions for the year	$599	$1,682

Disclosure of remuneration
	Years ended December 31
	2021	2020
Short-term benefits provided to executives (a)(b)	$982	$1,985
Directors’ fees paid to non-executive directors	204	313
Share-based payments (b)	1,206	1,998
Total (c)	$2,392	$4,296